Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 536,384	$ 5,353,973	$ 260,462
Payments to suppliers and employees (inclusive of GST)	(58,353,869)	(42,799,759)	(28,138,720)
Interest received	549,213	800,309	50,484
Research and development tax incentive received	4,485,434		4,851,839
Net cash payments from operating activities	(52,782,838)	(36,645,477)	(22,975,935)
Cash flows from investing activities
Receipts for sale of intellectual property		2,997,592
Payments for license fee liabilities	(5,420,869)	(1,226,994)	(320,000)
Net cash (payments)/proceeds from investing activities	(5,420,869)	1,770,598	(320,000)
Cash flows from financing activities
Proceeds from issues of shares	35,378,000	53,977,902	29,645,526
Share issue transaction costs	(2,003,122)	(4,738,000)	(1,533,771)
Proceeds from borrowings			7,369,190
Transaction costs related to loans and borrowings		(218,633)	(117,000)
Repayment of borrowings		(1,900,000)	(5,167,000)
Settlement with Lind		(1,689,721)
Net cash proceeds from financing activities	33,374,878	45,431,548	30,196,945
Net (Decrease)/Increase in cash and cash equivalents	(24,828,829)	10,556,669	6,901,010
Cash and cash equivalents at the beginning of the year	29,116,835	18,575,040	11,699,066
Effects of exchange rate changes on cash and cash equivalents	(149,932)	(14,874)	(25,036)
Cash and cash equivalents at end of the year	$ 4,138,074	$ 29,116,835	$ 18,575,040